Share-based compensation - Schedule of fair value assumptions of Performance based payment (Details) - Performance Share Unit [Member]	1 Months Ended
May 16, 2022 CAD ($) Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price | $	$ 1.15
Expected dividend yield	0.00%
Expected volatility	113.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.7
Risk free interest rate	2.58%
Expected life (years) | Year	1
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.63
Risk free interest rate	2.70%
Expected life (years) | Year	6